Label	Element	Value
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026 | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	112.50%
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026 | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026 | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(12.90%)